OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions, Current and Non current
Balances	$ 55,245,799	$ 54,801,896	$ 48,695,427
Litigation
Other provisions, Current and Non current
Balances	55,245,799	54,801,896
Tax contingencies
Other provisions, Current and Non current
Balances	29,416,543	29,637,064
Labor contingencies
Other provisions, Current and Non current
Balances	13,912,282	13,200,665
Civil contingencies
Other provisions, Current and Non current
Balances	$ 11,916,974	$ 11,964,167